Federated Hermes Emerging Markets Equity Fund Expense Example, No Redemption - Class A and C Shares [Member] - Federated Hermes Emerging Markets Equity Fund	May 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 761
Expense Example, No Redemption, 3 Years	1,200
Expense Example, No Redemption, 5 Years	1,665
Expense Example, No Redemption, 10 Years	2,945
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	298
Expense Example, No Redemption, 3 Years	913
Expense Example, No Redemption, 5 Years	1,552
Expense Example, No Redemption, 10 Years	$ 3,095